                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:   $  336,621
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

AERCAP HOLDINGS NV                SHS            N00985106     $8,464      734,680    SH          SHARED       1          734,680
ALLSTATE CORP                     COM            020002101     $2,950       91,300    SH          SHARED       1           91,300
AMERICAN EAGLE OUTFITTERS         COM            02553E106     $9,843      531,500    SH          SHARED       1          531,500
ANGLOGOLD ASHANTI-SPON ADR        SPONSORED ADR  035128206     $10,588     279,000    SH          SHARED       1          279,000
BEBE STORES INC                   COM            075571109     $223         25,000    SH          SHARED       1           25,000
BIOSCRIP INC                      COM            09069N108     $1,598      200,000    SH          SHARED       1          200,000
BOYD GAMING CORP                  COM            103304101     $3,585      362,900    SH          SHARED       1          362,900
CAREER EDUCATION CORP             COM            141665109     $27,131     857,500    SH          SHARED       1          857,500
CORINTHIAN COLLEGES INC           COM            218868107     $18,559   1,055,100    SH          SHARED       1        1,055,100
DELTA AIR LINES INC               COM NEW        247361702     $33,674   2,307,999    SH          SHARED       1        2,307,999
FAMILYMEDS GROUP INC              COM            30706T209     $44         218,775    SH          SHARED       1          218,775
EL PASO CORP                      COM            28336L109     $2,766      255,200    SH          SHARED       1          255,200
GAMETECH INTERNATIONAL INC        COM            36466D102     $1,256      644,215    SH          SHARED       1          644,215
IMPERIAL SUGAR CO                 COM NEW        453096208     $539         34,755    SH          SHARED       1           34,755
INTERVAL LEISURE GROUP            COM            46113M108     $1,546      106,197    SH          SHARED       1          106,197
NAM TAI ELECTRONICS INC           COM PAR $0.02  629865205     $2,281      456,214    SH          SHARED       1          456,214
NATURES SUNSHINE PRODS INC        COM            639027101     $14,873   1,785,473    SH          SHARED       1        1,785,473
NEWMONT MINING CORP               COM            651639106     $7,675      150,700    SH          SHARED       1          150,700
ORIX  - SPONSORED ADR             SPONSORED ADR  686330101     $2,838       64,332    SH          SHARED       1           64,332
PETROLEUM DEVELOPMENT CORP        COM            716578109     $1,361       58,724    SH          SHARED       1           58,724
PFIZER INC                        COM            717081103     $21,799   1,271,100    SH          SHARED       1        1,271,100
RF MICRO DEVICES INC              COM            749941100     $4,359      875,300    SH          SHARED       1          875,300
SONIC CORP                        COM            835451105     $7,783      703,733    SH          SHARED       1          703,733
SOUTH FINANCIAL GROUP INC         COM            837841105     $1,960    2,835,800    SH          SHARED       1        2,835,800
SUNTRUST BANKS INC                COM            867914103     $35,564   1,327,500    SH          SHARED       1        1,327,500
USG CORP                          COM NEW        903293405     $8,849      515,700    SH          SHARED       1          515,700
UAL CORP                          COM NEW        902549807     $4,587      234,597    SH          SHARED       1          234,597
WESTPORT INNOVATIONS INC          COM NEW        960908309     $552         33,455    SH          SHARED       1           33,455
WET SEAL INC/THE-CLASS A          CL A           961840105     $2,794      586,900    SH          SHARED       1          586,900
FUEL SYSTEMS SOLUTIONS INC        COM            35952W103     $3,194      100,000          PUT   SHARED       1          100,000
FUEL SYSTEMS SOLUTIONS INC        COM            35952W103     $3,194      100,000          PUT   SHARED       1          100,000
ACE LTD                           SHS            H0023R105     $1,046       20,000          CALL  SHARED       1           20,000
ALLSTATE CORP                     COM            020002101     $11,632     360,000          CALL  SHARED       1          360,000
COMCAST CORP-CLASS A              CL A           20030N101     $188         10,000          CALL  SHARED       1           10,000
KRAFT FOODS INC-CLASS A           CL A           50075N104     $605         20,000          CALL  SHARED       1           20,000
KRAFT FOODS INC-CLASS A           CL A           50075N104     $7,560      250,000          CALL  SHARED       1          250,000
MCDONALD'S CORP                   COM            580135101     $6,672      100,000          CALL  SHARED       1          100,000
PFIZER INC                        COM            717081103     $17,150   1,000,000          CALL  SHARED       1        1,000,000
PFIZER INC                        COM            717081103     $8,575      500,000          CALL  SHARED       1          500,000
TRAVELERS COS INC/THE             COM            89417E109     $10,534     195,300          CALL  SHARED       1          195,300
TRAVELERS COS INC/THE             COM            89417E109     $16,182     300,000          CALL  SHARED       1          300,000
EXXON MOBIL CORP                  COM            30231G102     $10,047     150,000          CALL SHARED        1          150,000




                                                               $336,621


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